Leases - Schedule of Total Cash Outflow for Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Cash Outflow for Leases [Abstract]
Total cash outflow for leases	¥ 1,180	¥ 4,773	¥ 2,985